As filed with the Securities and Exchange Commission on April 1, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22396

NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
c/o Neuberger Berman Management LLC
Neuberger Berman High Yield Strategies Fund Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JANUARY 31, 2011

Schedule of Investments Neuberger Berman High Yield Strategies Fund Inc.
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

Bank Loan Obligationsµ (0.3%)
Lodging & Casinos (0.3%)
885,000	Caesars Entertainment Operating Co., Term Loan B4, 9.50%, due 10/31/16 (Cost $941,659)	938,348
Corporate Debt Securities (136.9%)
Airlines (2.7%)
3,545,000	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	3,686,800	ñ
696,000	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	760,380	ñ
2,528,614	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	2,914,227
		7,361,407
Apparel/Textiles (0.8%)
2,335,000	Hanesbrands, Inc., Guaranteed Notes, 6.38%, due 12/15/20	2,250,356	ñ
Auto Loans (3.5%)
885,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 6/1/14	991,009
950,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 12/15/16	1,077,555
2,855,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	3,059,307
3,660,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	4,289,355
		9,417,226
Auto Parts & Equipment (0.5%)
1,330,000	Exide Technologies, Senior Secured Notes, 8.63%, due 2/1/18	1,401,488	ñ
Automakers (1.7%)
945,000	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	1,140,645
845,000	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	1,026,927
2,120,000	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	2,337,300
		4,504,872
Banking (7.4%)
2,290,000	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	2,364,425	ñ
2,615,000	Ally Financial, Inc., Subordinated Notes, 8.00%, due 12/31/18	2,837,275
2,980,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	3,367,400
1,970,000	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/13	2,011,863
1,225,437	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	1,237,691
8,304,615	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/17	8,377,280
		20,195,934
Building & Construction (1.5%)
572,000	Beazer Homes USA, Inc., Guaranteed Notes, 9.13%, due 6/15/18	580,580
1,115,000	Beazer Homes USA, Inc., Senior Unsecured Notes, 9.13%, due 5/15/19	1,128,938	ñ
860,000	Meritage Homes Corp., Guaranteed Notes, 7.15%, due 4/15/20	860,000
1,200,000	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	1,248,000	ñ
255,000	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	258,506	ñ
		4,076,024
Building Materials (3.1%)
1,770,000	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	1,815,583
435,000	Masco Corp., Unsecured Notes, 7.75%, due 8/1/29	434,785
965,000	Ply Gem Industries, Inc., Senior Secured Notes, 11.75%, due 6/15/13	1,031,344
1,780,000	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	1,922,400	ñ
495,000	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	460,350
2,595,000	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	2,692,312	ñ
		8,356,774
Chemicals (3.2%)
930,000	Hexion US Finance Corp., Senior Secured Notes, 8.88%, due 2/1/18	1,002,075
1,105,000	Huntsman Int'l LLC, Guaranteed Notes, 5.50%, due 6/30/16	1,082,900
1,529,000	LBI Escrow Corp., Senior Secured Notes, 8.00%, due 11/1/17	1,706,746	ñ

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman High Yield Strategies Fund Inc. cont’d
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

3,445,000	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	3,668,925	ñ
1,160,000	Polymer Group, Inc., Senior Secured Notes, 7.75%, due 2/1/19	1,191,900	ñ
		8,652,546
Consumer/Commercial/Lease Financing (4.2%)
2,835,000	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	2,909,419
3,325,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	3,707,375	ñ
1,180,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	1,321,600	ñ
755,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	840,881
1,910,000	SLM Corp., Senior Medium-Term Notes, 6.25%, due 1/25/16	1,913,595
580,000	SLM Corp., Senior Unsecured Medium-Term Notes, Ser. A, 8.45%, due 6/15/18	626,650
		11,319,520
Department Stores (1.6%)
1,210,000	JC Penney Co., Inc., Senior Unsecured Notes, 5.65%, due 6/1/20	1,167,650
1,295,000	Macy's Retail Holdings, Inc., Guaranteed Notes, 6.38%, due 3/15/37	1,262,625
2,020,000	Sears Holdings Corp., Senior Secured Notes, 6.63%, due 10/15/18	1,936,675	ñ
		4,366,950
Electric - Generation (9.4%)
3,490,000	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	3,568,525	ñ
2,510,000	Dynegy Holdings, Inc., Senior Unsecured Notes, 7.50%, due 6/1/15	2,033,100
3,100,000	Dynegy Holdings, Inc., Senior Unsecured Notes, 7.75%, due 6/1/19	2,224,250
2,215,000	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	2,104,250
2,650,000	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	2,126,625
4,340,000	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	3,189,900
2,054,000	Energy Future Intermediate Holding Co. LLC, Senior Secured Notes, 10.00%, due 12/1/20	2,178,483
2,470,000	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16	2,556,450
3,445,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	3,488,062	ñ
1,995,000	RRI Energy, Inc., Senior Unsecured Notes, 7.63%, due 6/15/14	2,094,750
		25,564,395
Electric - Integrated (0.4%)
1,000,000	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,077,500	ñ
Electronics (4.2%)
1,215,000	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	1,272,713
2,305,000	Freescale Semiconductor, Inc., Guaranteed Notes, 10.13%, due 12/15/16	2,472,112
1,910,000	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	2,115,325	ñ
1,510,000	Freescale Semiconductor, Inc., Guaranteed Notes, 10.75%, due 8/1/20	1,713,850	ñ
3,485,000	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	3,942,406	ñ
		11,516,406
Energy - Exploration & Production (9.3%)
7,945,000	ATP Oil & Gas Corp., Senior Secured Notes, 11.88%, due 5/1/15	7,825,825
1,205,000	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	1,409,850
625,000	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	646,875
1,630,000	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	1,719,650
1,160,000	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	1,277,450
2,540,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	2,540,000
1,300,000	Linn Energy LLC, Senior Unsecured Notes, 8.63%, due 4/15/20	1,423,500	ñ
2,065,000	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	2,157,925	ñ
750,000	Pioneer Natural Resources Co., Senior Guaranteed Notes, 5.88%, due 7/15/16	782,581
1,595,000	Quicksilver Resources, Inc., Guaranteed Notes, 11.75%, due 1/1/16	1,866,150
3,555,000	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	3,652,762	ñ
		25,302,568

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman High Yield Strategies Fund Inc. cont’d
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

Food & Drug Retailers (1.2%)
1,005,000	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	1,067,813
2,180,000	Rite Aid Corp., Senior Secured Notes, 7.50%, due 3/1/17	2,136,400
		3,204,213
Food - Wholesale (1.1%)
2,735,000	NBTY, Inc., Guaranteed Notes, 9.00%, due 10/1/18	2,946,963	ñ
Forestry/Paper (0.6%)
1,310,000	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	1,526,375	ñ
Gaming (8.6%)
2,875,000	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	2,939,687	ñ
1,180,000	CityCenter Holdings LLC, Senior Secured Notes, 10.75%, due 1/15/17	1,230,150	ñ
2,915,000	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	3,468,850	ñ
2,280,000	Harrah's Operating Co., Inc., Guaranteed Notes, 5.63%, due 6/1/15	1,835,400
1,595,000	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	1,535,188
1,435,000	Harrah's Operating Co., Inc., Senior Secured Notes, 12.75%, due 4/15/18	1,485,225	ñ
2,415,000	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	2,294,250
730,000	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	806,650	ñ
1,710,000	MGM Mirage, Inc., Guaranteed Notes, 6.63%, due 7/15/15	1,598,850
2,849,000	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	2,948,715	ñ
1,280,000	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	1,281,600	ñ
1,900,000	Seminole Indian Tribe of Florida, Notes, 7.75%, due 10/1/17	2,004,500	ñ
		23,429,065
Gas Distribution (5.6%)
1,835,000	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	1,912,988
970,000	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	1,045,563
850,000	El Paso Energy Corp., Global Medium-Term Notes, 7.80%, due 8/1/31	865,292
2,710,000	Energy Transfer Equity L.P., Guaranteed Notes, 7.50%, due 10/15/20	2,896,312
1,670,000	Ferrellgas Partners L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	1,841,175
413,000	Inergy L.P., Guaranteed Notes, 8.75%, due 3/1/15	446,040
200,000	Inergy L.P., Guaranteed Notes, 8.25%, due 3/1/16	209,000
1,100,000	Inergy L.P., Guaranteed Notes, 7.00%, due 10/1/18	1,128,875	ñ
730,000	Kinder Morgan Finance Co. ULC, Guaranteed Notes, 5.70%, due 1/5/16	746,425
2,505,000	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	2,736,713
1,430,000	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	1,469,325
		15,297,708
Health Care (1.6%)
695,000	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	649,825
800,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	748,000
545,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	479,600
2,225,000	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	2,480,875
		4,358,300
Health Facilities (2.4%)
410,000	Biomet, Inc., Guaranteed Notes, 10.00%, due 10/15/17	458,175
1,490,000	Biomet, Inc., Guaranteed Notes, 10.38%, due 10/15/17	1,668,800
1,385,000	Biomet, Inc., Guaranteed Notes, 11.63%, due 10/15/17	1,565,050
1,995,000	National MENTOR Holdings, Inc., Guaranteed Notes, 11.25%, due 7/1/14	2,102,231
670,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	661,625	ñ
		6,455,881
Health Services (0.7%)
780,000	Service Corp. Int'l, Senior Unsecured Notes, 7.00%, due 5/15/19	801,450
1,030,000	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	1,004,250
		1,805,700

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman High Yield Strategies Fund Inc. cont’d
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

Hotels (0.8%)
370,000	Host Hotels & Resorts L.P., Guaranteed Notes, 6.88%, due 11/1/14	382,025
1,595,000	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	1,646,838
		2,028,863
Investments & Misc. Financial Services (2.1%)
3,475,000	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	3,583,594
1,695,000	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	1,747,969	ñ
475,000	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	488,062
		5,819,625
Leisure (0.6%)
1,615,000	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	1,740,163	ñ
Machinery (2.7%)
4,085,000	Case New Holland, Inc., Senior Notes, 7.88%, due 12/1/17	4,539,456	ñ
560,000	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	579,600
2,145,000	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	2,311,238
		7,430,294
Media - Broadcast (4.2%)
1,380,000	Citadel Broadcasting Corp., Guaranteed Notes, 7.75%, due 12/15/18	1,469,700	ñ
2,300,000	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.75%, due 1/15/13	2,225,250
1,540,000	Clear Channel Communications, Inc., Guaranteed Notes, 10.75%, due 8/1/16	1,443,750
1,330,000	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	1,453,025	ñ
1,440,000	Univision Communications, Inc., Guaranteed Notes, 8.50%, due 5/15/21	1,490,400	ñ
160,000	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	190,400	ñ
3,135,000	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	3,252,562	ñ
		11,525,087
Media - Cable (8.4%)
1,035,000	CCH II LLC, Guaranteed Notes, 13.50%, due 11/30/16	1,252,350
2,255,000	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	2,345,200
185,000	CCO Holdings LLC, Guaranteed Notes, 7.88%, due 4/30/18	194,713
390,000	CCO Holdings LLC, Senior Notes, 7.00%, due 1/15/19	391,950	ñ
1,665,000	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	1,773,225
4,385,000	Cequel Communications Holdings I LLC, Senior Unsecured Notes, 8.63%, due 11/15/17	4,587,806	ñ
2,235,000	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	2,405,419
3,135,000	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	3,319,181
200,000	Mediacom LLC, Unsecured Notes, 9.13%, due 8/15/19	206,500
1,935,000	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	2,164,781
910,000	Virgin Media Finance PLC, Guaranteed Notes, 9.13%, due 8/15/16	969,150
2,600,000	Virgin Media Finance PLC, Guaranteed Notes, Ser.1, 9.50%, due 8/15/16	2,954,250
225,000	Virgin Media Finance PLC, Guaranteed Notes, 8.38%, due 10/15/19	249,187
		22,813,712
Media - Services (1.8%)
452,000	Nielsen Finance LLC, Guaranteed Notes, 11.50%, due 5/1/16	527,145
4,060,000	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	4,339,125
		4,866,270
Metals/Mining Excluding Steel (2.2%)
2,700,000	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	2,990,250
662,000	Arch Western Finance LLC, Guaranteed Notes, 6.75%, due 7/1/13	668,620
2,285,000	FMG Resources (August 2006) Pty Ltd., Senior Notes, 7.00%, due 11/1/15	2,359,263	ñ
		6,018,133
Multi - Line Insurance (1.3%)
3,210,000	American Int'l Group, Inc., Junior Subordinated Debentures, 8.18%, due 5/15/58	3,579,150	µ

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman High Yield Strategies Fund Inc. cont’d
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

Packaging (3.8%)
1,060,000	Ardagh Packaging Finance PLC, Senior Secured Notes, 7.38%, due 10/15/17	1,111,675	ñ
2,515,000	Berry Plastics Corp., Senior Secured Notes, 9.50%, due 5/15/18	2,653,325
2,570,000	Berry Plastics Corp., Senior Secured Notes, 9.75%, due 1/15/21	2,685,650	ñ
620,000	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	672,700
1,450,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.00%, due 4/15/19	1,522,500	ñ
1,420,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	1,432,425	ñ
380,000	Reynolds Group Issuer, Inc., Senior Unsecured Notes, 8.25%, due 2/15/21	383,325	ñ
		10,461,600
Pharmaceuticals (0.9%)
65,000	Mylan, Inc., Guaranteed Notes, 7.63%, due 7/15/17	70,850	ñ
1,695,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	1,745,850	ñ
640,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	657,600	ñ
		2,474,300
Printing & Publishing (2.9%)
2,220,000	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	2,497,500
1,750,000	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	1,767,500	ñ
3,375,000	TL Acquisitions, Senior Notes, 10.50%, due 1/15/15	3,510,000	ñ
		7,775,000
REITs (0.2%)
565,000	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	589,448
Software/Services (6.8%)
1,395,000	Buccaneer Merger Sub, Inc., Senior Notes, 9.13%, due 1/15/19	1,485,675	ñ
1,600,000	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	1,656,000
3,788,125	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	3,958,591
1,110,000	CommScope, Inc., Senior Notes, 8.25%, due 1/15/19	1,151,625	ñ
1,115,000	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	1,195,838
2,105,000	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	2,278,662
2,165,000	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	2,235,362
690,000	SunGard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	766,763
1,580,000	SunGard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	1,664,925
675,000	SunGard Data Systems, Inc., Senior Unsecured Notes, 7.38%, due 11/15/18	688,500	ñ
1,350,000	SunGard Data Systems, Inc., Senior Unsecured Notes, 7.63%, due 11/15/20	1,393,875	ñ
		18,475,816
Specialty Retail (1.2%)
2,845,000	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	3,264,638
Steel Producers/Products (1.7%)
1,135,000	Steel Dynamics, Inc., Guaranteed Notes, 7.75%, due 4/15/16	1,207,356
2,225,000	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	2,314,000
1,425,000	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	1,211,250
		4,732,606
Support-Services (3.0%)
1,100,000	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	1,090,375	ñ
539,000	RSC Equipment Rental, Inc., Senior Unsecured Notes, 9.50%, due 12/1/14	565,950
700,000	RSC Equipment Rental, Inc., Guaranteed Notes, 10.25%, due 11/15/19	777,000
965,000	RSC Equipment Rental, Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	986,713	ñ
1,695,000	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	1,953,487
1,490,000	United Rentals N.A., Inc., Guaranteed Notes, 8.38%, due 9/15/20	1,557,050
590,000	West Corp., Guaranteed Notes, 8.63%, due 10/1/18	632,775	ñ
610,000	West Corp., Guaranteed Notes, 7.88%, due 1/15/19	632,875	ñ
		8,196,225

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman High Yield Strategies Fund Inc. cont’d
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

Telecom - Integrated/Services (11.4%)
5,730,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	6,073,800	ØØ
2,560,000	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	2,784,000
3,145,000	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	3,412,325	ñ
6,834,706	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	7,791,565	ØØ
1,215,000	Intelsat Jackson Holdings Ltd., Guaranteed Notes, 8.50%, due 11/1/19	1,330,425	ñ
2,405,000	Level 3 Financing, Inc., Guaranteed Notes, 9.25%, due 11/1/14	2,435,062
235,000	PAETEC Holding Corp., Guaranteed Notes, 9.50%, due 7/15/15	246,163
1,280,000	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	1,376,000
1,735,000	PAETEC Holding Corp., Senior Unsecured Notes, 9.88%, due 12/1/18	1,834,762	ñ
1,475,000	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	1,593,000
2,090,000	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	2,215,400
		31,092,502
Telecom - Wireless (5.6%)
4,950,000	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	5,395,500	ñØØ
2,985,000	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	3,141,712
3,230,000	Cricket Communications, Inc., Guaranteed Notes, 7.75%, due 10/15/20	3,116,950
2,390,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	2,139,050
200,000	Wind Acquisition Finance SA, Secured Notes, 11.75%, due 7/15/17	228,000	ñ
1,280,000	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	1,324,800	ñ
		15,346,012
	Total Corporate Debt Securities (Cost $347,521,650)	372,617,615
NUMBER OF SHARES
Short-Term Investments (0.0%)
1	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1)	1
	Total Investments (137.2%) (Cost $348,463,220)	373,555,964	##

	Liabilities, less cash, receivables and other assets [(27.2%)]	(74,123,784)	@@øø
	Liquidation Value of Perpetual Preferred Shares [(10.0%)]	(27,175,000)
	Total Net Assets Applicable to Common Shareholders (100.0%)	$272,257,180

See Notes to Schedule of Investments

January 31, 2011 (Unaudited)

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Bank Loans and Swaps. Inputs used by independent pricing services to value bank loan securities and interest rate swap contracts include multiple broker quotes (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Liquid Reserves Fund Institutional Class are valued using the fund’s daily calculated net asset value (“NAV”) per share.

For debt securities and interest rate swap contracts, if a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs,

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. These fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2011:
Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3§	Total
Bank Loan Obligations
Lodging & Casinos	$ —	$ 938,348	$ —	$ 938,348
Corporate Debt Securities
Airlines	—	4,447,180	2,914,227	7,361,407
Apparel/Textiles	—	2,250,356	—	2,250,356
Auto Loans	—	9,417,226	—	9,417,226
Auto Parts & Equipment	—	1,401,488	—	1,401,488
Automakers	—	4,504,872	—	4,504,872
Banking	—	20,195,934	—	20,195,934
Building & Construction	—	4,076,024	—	4,076,024
Building Materials	—	8,356,774	—	8,356,774
Chemicals	—	8,652,546	—	8,652,546
Consumer/Commercial/Lease Financing	—	11,319,520	—	11,319,520
Department Stores	—	4,366,950	—	4,366,950
Electric - Generation	—	23,460,145	2,104,250	25,564,395
Electric - Integrated	—	1,077,500	—	1,077,500
Electronics	—	11,516,406	—	11,516,406
Energy - Exploration & Production	—	25,302,568	—	25,302,568
Food & Drug Retailers	—	3,204,213	—	3,204,213
Food - Wholesale	—	2,946,963	—	2,946,963
Forestry/Paper	—	1,526,375	—	1,526,375
Gaming	—	23,429,065	—	23,429,065
Gas Distribution	—	15,297,708	—	15,297,708
Health Care	—	4,358,300	—	4,358,300
Health Facilities	—	6,455,881	—	6,455,881
Health Services	—	1,805,700	—	1,805,700
Hotels	—	2,028,863	—	2,028,863
Investments & Misc. Financial Services	—	5,819,625	—	5,819,625
Leisure	—	1,740,163	—	1,740,163
Machinery	—	7,430,294	—	7,430,294
Media - Broadcast	—	11,525,087	—	11,525,087
Media - Cable	—	22,813,712	—	22,813,712
Media - Services	—	4,866,270	—	4,866,270
Metals/Mining Excluding Steel	—	6,018,133	—	6,018,133
Multi - Line Insurance	—	3,579,150	—	3,579,150
Packaging	—	10,461,600	—	10,461,600
Pharmaceuticals	—	2,474,300	—	2,474,300
Printing & Publishing	—	7,775,000	—	7,775,000
REITs	—	589,448	—	589,448
Software/Services	—	18,475,816	—	18,475,816
Specialty Retail	—	3,264,638	—	3,264,638
Steel Producers/Products	—	4,732,606	—	4,732,606
Support-Services	—	8,196,225	—	8,196,225
Telecom - Integrated/Services	—	31,092,502	—	31,092,502
Telecom - Wireless	—	15,346,012	—	15,346,012
Total Corporate Debt Securities	—	367,599,138	5,018,477	372,617,615
Short-Term Investments	—	1	—	1
Total Investments	$ —	$ 368,537,487	$ 5,018,477	$ 373,555,964

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/10	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance as of 1/31/11	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/11
Investments in Securities:
Corporate Debt Securities
Airlines	$3,064,081	$-	$(70,740)	$(79,114)	$-	$2,914,227	$(63,234)
Electric - Generation	1,585,650	-	38,312	480,288	-	2,104,250	38,312
Total	$4,649,731	$-	$(32,428)	$401,174	$-	$5,018,477	$(24,922)

The Fund had no significant transfers between Levels 1 and 2 during the period ended January 31, 2011.

Asset Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Interest rate swap contracts	$-	$440,001	$-	$440,001

##
At January 31, 2011, the cost of investments for U.S. federal income tax purposes was $349,070,091. Gross unrealized appreciation of investments was $24,890,284 and gross unrealized depreciation of investments was $404,411, resulting in net unrealized appreciation of $24,485,873 based on cost for U.S. federal income tax purposes.

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At January 31, 2011, these securities amounted to approximately $136,514,190 or 50.1% of net assets applicable to common shareholders.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2011 and their final maturity dates.

ØØ
All or a portion of this security is segregated in connection with obligations for interest rate swap contracts. At January 31, 2011, the Fund had deposited $1,505,196 in a segregated account for interest rate swap contracts.

@@	At January 31, 2011, the Fund had an outstanding interest rate swap contract as follows:

			Rate Type
Swap Counter Party	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable- rate Payments Received by the Fund	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value

Citibank, N.A.	$50,000,000	December 7, 2015	1.88%	.303%(1)	$(117,160)	$557,961	$440,801

(1) 30 day LIBOR (London Interbank Offered Rate) at January 5, 2011.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund Inc.

By:      /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert Conti
    Robert Conti
Chief Executive Officer

Date: March 31, 2011

By:      /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 31, 2011